Leases - Schedule of Lease Costs Incurred In The Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Lessee, Lease, Description [Line Items]
Total lease cost	$ 32,290	$ 32,330	$ 30,197
Direct operating expenses
Lessee, Lease, Description [Line Items]
Operating lease cost	20,729	22,360	20,138
Variable lease cost	346	147	247
Selling, general and administrative expenses
Lessee, Lease, Description [Line Items]
Operating lease cost	11,176	9,782	9,773
Variable lease cost	$ 39	$ 41	$ 39